Other (Income)/Deductions - Net - Footnotes - Asset Disposals and Investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Nov. 10, 2017	Oct. 01, 2017	Jun. 30, 2017	Dec. 31, 2016
Investment Holdings [Line Items]
Gain on sale of property			$ 60	$ 52
Unrealized gain on equity securities			477
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Investment Holdings [Line Items]
Gain on sale of property				$ (81)
Equity method investment, ownership percentage	49.00%			49.00%	49.00%			49.00%
Loss on disposal of equity method investment	$ 81
Laboratorio Teuto Brasilero [Member]
Investment Holdings [Line Items]
Equity method investment, ownership percentage						40.00%	40.00%	40.00%
Loss on disposal of equity method investment		$ 30		$ 30
Allogene [Member]
Investment Holdings [Line Items]
Unrealized gain on equity securities			466
Laboratorio Teuto Brasilero [Member]
Investment Holdings [Line Items]
Noncontrolling interest, ownership percentage by parent						60.00%
Financial Assets and Liabilities [Member]
Investment Holdings [Line Items]
Unrealized gain on equity securities			$ 477